Material accounting policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2023
Capitalized Development Costs
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Computer software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years